Equity dividends - Additional information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Dividends
Dividend for current year, paid and proposed	£ 0.675	£ 0.630	£ 0.588	£ 0.546	£ 0.498
Shareholders' equity
Disclosure Of Dividends
Final dividend for prior year paid	0.448	0.418	0.389
Interim dividend for current year paid	0.195	0.182	0.17
Total dividends paid	0.643	0.60	0.559
Final dividend for current year proposed	0.48	0.448	0.418
Dividend for current year, paid and proposed	£ 0.675	£ 0.63	£ 0.588
Cost of funding of proposed final dividend	£ 873